Risk factors (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
ZHEJIANG TIANLAN [Member] | PRC
Concentration of credit risk	$ 500,000
Restricted cash | ¥			¥ 68,820,000	¥ 67,750,000
Hong Kong and PRC [Member]
Concentration of credit risk	102,000	$ 71,000
Restricted cash	$ 174,000	$ 5,251,000